Earnings (Loss) Per Share - Additional Information (Detail) (Detail)	12 Months Ended
Dec. 31, 2016 shares
Antidilutive Securities Excluded From Computation Of Earnings PerShare [abstract]
Outstanding and unexercised options	187,236